Significant events - Acquisition of Elavon Mexico Holding Company (Details) - Santander Merchant Platform Solutions Mexico, S.A. de C.V. $ in Millions	Mar. 13, 2020 MXN ($)
Disclosure of detailed information about business combination [line items]
Ownership interest (as a percent)	49.00%
Purchase price	$ 1,680
Santander Merchant Platform Solutions, S.L.
Disclosure of detailed information about business combination [line items]
Ownership interest (as a percent)	51.00%